SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of basic and diluted loss per common share

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

For the Three Months ended March 31, 2021
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$72,209
Unrealized gain on marketable securities held in Trust Account	878
Less: Company’s portion available to pay taxes	(42,400)

Net Income allocable to shares subject to redemption	$30,687

Denominator: Weighted Average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	46,000,000

Basic and diluted net income per share	$0.00

Non-Redeemable Common Stock
Numerator: Net income minus Net Earnings
Net income	$13,637,202
Less: Net income allocable to Class A common stock subject to possible redemption	(30,687)

Non-Redeemable Net Income	$13,606,515

Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding	11,500,000

Basic and diluted net income per share	$1.18

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

For the Period from July 8, 2020 (Inception) through December 31, 2020
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$73,770
Unrealized gain on marketable securities held in Trust Account	6,617
Less: Company’s portion available to pay taxes	(79,207)

Net Income allocable to shares subject to redemption	$1,180

Denominator: Weighted Average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	41,438,497

Basic and diluted net income per share	$0.00

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(38,913,797)
Less: Net income allocable to Class A common stock subject to possible redemption	(1,180)

Non-Redeemable Net Loss	$(38,914,977)

Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding	13,388,418

Basic and diluted net loss per share	$(2.91)

LCP Edge Intermediate, Inc. [Member]
Schedule of basic and diluted loss per common share

The following table sets forth the calculation of both basic and diluted net loss per share as follows for the periods indicated (in thousands, except share and per share amounts):

	Three Months Ended
	March 31, 2021	March 31, 2020
Basic and Diluted Net loss per share:
Net loss	$(3,274)	$(9,070)
Less: Cumulative preferred dividends	(201)	(188)

Net loss attributable to common shareholders	$(3,475)	$(9,258)

Shares used in computation:
Weighted-average common shares outstanding	54,358	49,205

Basic and Diluted Net loss per share:	$(63.92)	$(188.17)

The following table sets forth the calculation of both basic and diluted net loss per share as follows:

(in thousands, except share and per share amounts)	2020	2019	2018
Basic and Diluted Net loss per share:
Net loss	$(29,175)	$(1,638)	$(317)
Less: Distributions to preferred stockholders	—	—	(85,021)
Less: Cumulative preferred dividends	(740)	(721)	(5,591)

Net loss attributable to common shareholders	$(29,915)	$(2,359)	$(90,929)

Shares used in computation:
Weighted-average common shares outstanding	52,494	49,205	49,151

Basic and Diluted Net loss per share:	$(569.87)	$(47.94)	$(1,849.99)

Schedule of Change in the Allowance for Doubtful Accounts

The following table presents the change in the allowance for doubtful accounts (in thousands):

	2020	2019
Allowance for doubtful accounts, beginning balance	$732	$188
Provision for doubtful account	1,442	659
Amounts written off	(142)	(115)

Allowance for doubtful accounts, ending balance	$2,032	$732